UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio

June 30, 2010
unaudited
Common stocks — 90.53%	Shares	Value (000)

INDUSTRIALS — 15.31%
Container Corp. of India Ltd.1	6,121,060	$176,464
MSC Industrial Direct Co., Inc., Class A	2,618,500	132,653
Jain Irrigation Systems Ltd.1,2	4,334,949	99,069
Intertek Group PLC1	3,255,000	69,616
SIA Engineering Co. Ltd.1	20,780,000	58,864
Michael Page International PLC1	9,538,502	52,650
Pipavav Shipyard Ltd.1,3	24,530,000	52,515
Landstar System, Inc.	1,110,000	43,279
MTU Aero Engines Holding AG1	766,100	42,630
IDEX Corp.	1,460,000	41,712
OSG Corp.1	3,760,000	40,101
Herman Miller, Inc.	2,125,000	40,099
URS Corp.3	1,018,000	40,058
Johnson Electric Holdings Ltd.1,3	87,119,500	39,636
MITIE Group PLC1	12,509,000	39,572
Gardner Denver, Inc.	859,698	38,334
Watsco, Inc.	653,500	37,851
Sintex Industries Ltd.1	5,423,726	37,434
Continental Airlines, Inc., Class B3	1,680,000	36,960
Mobile Mini, Inc.2,3	2,221,600	36,168
Murray & Roberts Holdings Ltd.1	6,738,000	33,901
Downer EDI Ltd.1	11,240,000	33,736
Harsco Corp.	1,400,000	32,900
Interline Brands, Inc.2,3	1,882,000	32,540
Meggitt PLC1	6,977,852	32,372
Uponor Oyj1	2,246,600	31,678
Goodpack Ltd.1,2	26,360,000	31,370
De La Rue PLC1	2,224,243	31,294
Ennis, Inc.2	2,065,810	31,008
Exponent, Inc.2,3	936,400	30,639
WABCO Holdings Inc.3	972,000	30,599
Serco Group PLC1	3,490,000	30,401
Flughafen Wien AG, non-registered shares1	568,000	29,666
Applied Industrial Technologies, Inc.	1,150,000	29,118
Mine Safety Appliances Co.	1,124,300	27,860
Northgate PLC1,2,3	10,626,805	27,343
Singapore Post Private Ltd.1	32,395,000	26,089
Brady Corp., Class A, nonvoting shares	1,034,474	25,779
BrisConnections Unit Trusts1,2,3	27,300,000	25,278
AMR Corp.3	3,675,000	24,917
Copart, Inc.3	690,000	24,709
AirAsia Bhd.1,3	64,000,000	24,551
Beacon Roofing Supply, Inc.3	1,360,000	24,507
easyJet PLC1,3	4,078,100	23,926
TrueBlue, Inc.3	2,101,600	23,517
Kaba Holding AG1	87,447	23,333
United Stationers Inc.3	416,900	22,709
Heidelberger Druckmaschinen AG1,3	2,515,000	22,488
Société BIC SA1	308,000	21,847
BELIMO Holding AG1	18,300	21,581
Zumtobel AG1,3	1,245,000	20,763
Wavin NV1,3	1,805,845	20,680
Graco Inc.	725,000	20,438
Frigoglass SAIC1,3	1,827,093	20,319
Dalian Port (PDA) Co. Ltd., Class H1	46,730,000	20,244
AIA Engineering Ltd.1	2,301,093	18,799
Pfeiffer Vacuum Technology AG, non-registered shares1	254,000	18,706
Konecranes Oyj1	700,000	18,282
Houston Wire & Cable Co.2	1,678,900	18,216
Ellaktor SA1	5,451,818	18,131
Korea Plant Service & Engineering Co., Ltd.1	320,000	17,733
Robert Half International Inc.	745,000	17,545
China Automation Group Ltd.1	27,000,000	17,515
Resources Connection, Inc.3	1,273,245	17,316
Knight Transportation, Inc.	848,000	17,164
Andritz AG1	293,600	16,429
Standard Parking Corp.2,3	998,000	15,798
Globaltrans Investment PLC (GDR)1	1,070,000	15,171
Austal Ltd.1	8,200,000	15,025
S1 Corp.1	350,000	14,878
Steelcase Inc., Class A	1,900,000	14,725
KBR, Inc.	700,000	14,238
Polypore International, Inc.3	600,000	13,644
Douglas Dynamics, Inc.2,3	1,175,000	13,513
Ritchie Bros. Auctioneers Inc.	705,000	12,845
Ultra Electronics Holdings PLC1	506,000	11,539
Geberit AG1	74,000	11,475
Connaught PLC1	6,686,622	11,436
LS Industrial Systems Co., Ltd.1	181,000	11,416
EACOM Timber Corp.1,3,4	23,000,000	10,893
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	370,788	10,771
Reunert Ltd.1	1,440,000	10,678
TransDigm Group Inc.	203,000	10,359
Trina Solar Ltd. (ADR)3	590,000	10,195
AirTran Holdings, Inc.3	2,100,000	10,185
G&K Services, Inc., Class A	467,800	9,660
Rational AG1	62,500	9,653
SAI Global Ltd.1	2,773,619	9,295
Cpl Resources PLC1,2	2,975,986	9,258
Corporate Executive Board Co.	349,000	9,168
Norwegian Air Shuttle ASA1,3	570,000	9,088
Mabuchi Motor Co., Ltd.1	192,000	8,790
Hays PLC1	6,355,000	8,622
DCC PLC1	380,863	8,604
PRONEXUS INC.1	1,564,800	8,197
Shenzhen Expressway Co. Ltd., Class H1	17,954,000	7,912
Curtiss-Wright Corp.	268,600	7,800
Seco Tools AB, Class B1,3	650,000	7,565
Wienerberger AG1,3	618,000	7,536
Trakya Cam Sanayii AS1,3	5,263,404	7,024
Viad Corp	343,000	6,054
ITE Group PLC1	2,728,000	5,811
Santos Brasil Participações SA, units	668,100	5,552
John Bean Technologies Corp.	355,000	5,414
Teleperformance SA1	200,000	5,004
Österreichische Post AG1	190,000	4,668
Prysmian SpA1	260,000	3,735
Temp Holdings Co., Ltd.1	388,800	3,473
Wilson Sons Ltd. (BDR)	284,400	3,388
Grontmij NV, depository receipts1	156,091	2,919
Imagelinx PLC1,2,3	21,385,714	879
American Shipping Co. ASA1,3	544,600	420
Aker Philadelphia Shipyard ASA1,3,4	346,000	138
		2,700,012

CONSUMER DISCRETIONARY — 15.09%
lululemon athletica inc.3	2,658,214	98,939
Modern Times Group MTG AB, Class B1	1,813,000	98,890
Virgin Media Inc.3	5,062,500	84,493
Pantaloon Retail (India) Ltd.1	8,524,816	75,472
Pantaloon Retail (India) Ltd., Class B1	551,250	3,381
Strayer Education, Inc.	361,300	75,111
CTC Media, Inc.	5,125,000	74,005
Lions Gate Entertainment Corp.2,3	9,100,000	63,518
Chipotle Mexican Grill, Inc.3	443,000	60,607
Paddy Power PLC1	1,806,726	56,099
Jumbo SA1,2	9,249,878	56,047
John Wiley & Sons, Inc., Class A	1,330,983	51,469
ASOS PLC1,2,3	4,042,225	51,467
Minth Group Ltd.1	42,946,000	50,806
Navitas Ltd.1	12,680,000	49,211
Parkson Retail Group Ltd.1	27,740,500	46,828
CarMax, Inc.3	2,257,000	44,914
Central European Media Enterprises Ltd., Class A3	2,100,000	41,790
Billabong International Ltd.1	5,474,200	39,866
Ekornes ASA1,2	2,019,750	39,381
Blue Nile, Inc.2,3	829,140	39,036
Tiffany & Co.	947,000	35,901
Fourlis1,2	4,032,300	35,380
Trinity Ltd.1,4	50,801,900	33,852
Education Management Corp.3	2,213,000	33,748
Lojas Renner SA, ordinary nominative	1,227,600	33,325
Shimano Inc.1	767,400	32,872
Brunswick Corp.	2,578,000	32,045
CKX, Inc.2,3	6,250,000	31,187
Golden Eagle Retail Group Ltd.1	14,867,000	31,077
WMS Industries Inc.3	782,000	30,693
Halfords Group PLC1	4,200,000	30,532
Harman International Industries, Inc.3	975,000	29,143
American Axle & Manufacturing Holdings, Inc.2,3	3,937,700	28,863
Tractor Supply Co.	456,100	27,808
Masterskill Education Group Bhd.1,2,3	24,300,000	27,771
NVR, Inc.3	42,000	27,511
New Oriental Education & Technology Group Inc. (ADR)3	295,000	27,491
Cox and Kings (India) Ltd.1,3	2,716,000	26,930
Timberland Co., Class A3	1,667,000	26,922
AutoNation, Inc.3	1,375,000	26,812
Mr Price Group Ltd.1	4,518,408	26,200
Café de Coral Holdings Ltd.1	9,976,000	25,564
SeLoger.com1	700,000	25,171
Scholastic Corp.	1,000,000	24,120
Urban Outfitters, Inc.3	675,000	23,213
Hankook Tire Co., Ltd.1	1,000,000	22,677
Stella International Holdings Ltd.1	11,764,000	22,631
PCD Stores (Group) Ltd.1,3	67,280,000	20,918
Capella Education Co.3	252,900	20,573
TOD’S SpA1	322,000	20,300
Leggett & Platt, Inc.	990,000	19,859
REXLot Holdings Ltd.1	216,675,000	19,772
Domino’s Pizza Enterprises Ltd.1,2	4,482,300	19,619
CFAO1	725,000	19,529
Aristocrat Leisure Ltd.1	6,350,000	19,401
GEOX SpA1	4,346,080	19,361
Mitchells & Butlers PLC1,3	4,728,055	19,155
Rightmove PLC1	2,038,594	19,090
Dollarama Inc.3	800,000	18,599
Titan Industries Ltd.1	341,736	17,363
Boyd Gaming Corp.3	2,000,000	16,980
K12 Inc.3	750,018	16,635
American Public Education, Inc.3	380,200	16,615
Promethean World PLC1,3	6,042,400	16,356
TAKKT AG1	1,456,778	15,024
Jubilant FoodWorks Ltd.1,3	2,220,098	14,453
Weight Watchers International, Inc.	545,000	14,001
Parkson Holdings Bhd.1	8,307,250	13,932
Domino’s Pizza UK & IRL PLC1	2,420,000	13,579
PetMed Express, Inc.	760,000	13,528
National American University Holdings, Inc.2	1,515,000	13,196
Corinthian Colleges, Inc.3	1,331,800	13,118
Melco Crown Entertainment Ltd. (ADR)3	3,500,000	13,090
Signet Jewelers Ltd.3	450,000	12,375
Fielmann AG1	157,500	11,912
HUGO BOSS AG1	283,000	10,876
Mothercare PLC1	1,215,000	10,305
BWG Homes ASA1,3	4,506,578	10,137
P.F. Chang’s China Bistro, Inc.	250,000	9,912
SAF-HOLLAND SA, non-registered shares1,2,3	1,549,766	9,807
Headlam Group PLC1	2,809,685	9,463
Fluid Music Canada, Inc.1,2,3,4	6,375,000	9,162
Bloomsbury Publishing PLC1,2	5,405,000	9,118
DSG international PLC1,3	24,553,542	8,969
Restaurant Group PLC1	2,788,700	8,621
Group 1 Automotive, Inc.3	364,283	8,572
Brinker International, Inc.	560,000	8,098
Little Sheep Group Ltd., Class H1	13,410,000	8,043
J D Wetherspoon PLC1	1,375,000	7,965
Mekonomen AB1	348,374	7,723
Ascent Media Corp., Class A3	304,764	7,698
Educomp Solutions Ltd.1	675,000	7,634
Bijou Brigitte modische Accessoires AG1	52,000	7,583
Oceanus Group Ltd.1,3	26,225,334	5,763
Oceanus Group Ltd. (TDR)1,3	3,818,666	1,388
Intercontinental Hotels Group PLC1	430,678	6,708
Raffles Education Corp. Ltd.1	30,000,000	6,068
KB Home	500,000	5,500
DeVry Inc.	100,000	5,249
Toll Corp.3	300,000	4,908
Praktiker Bau- und Heimwerkermärkte Holding AG1	605,280	4,102
Schibsted ASA1	185,000	3,498
Interpublic Group of Companies, Inc.3	476,350	3,396
GVC Holdings PLC1	1,392,400	2,103
Bob Evans Farms, Inc.	78,956	1,944
Ten Alps PLC1,3	3,439,001	832
Spot Runner, Inc.1,3,5	2,980,544	759
Forbes Travel Guide, Inc.1,3,5	96,033	35
CEC Unet PLC1,2,3	35,100,775	—
Fontainebleau Resorts LLC, Class A, nonvoting units1,3,5	1,900,000	—
		2,661,041

INFORMATION TECHNOLOGY — 13.02%
Kingboard Chemical Holdings Ltd.1	35,385,100	151,468
Rovi Corp.3	2,349,600	89,073
Hittite Microwave Corp.2,3	1,959,000	87,646
Compuware Corp.3	9,170,000	73,177
National Instruments Corp.	2,157,653	68,570
AOL Inc.3	3,250,000	67,568
AVEVA Group PLC1,2	3,862,000	64,665
AAC Acoustic Technologies Holdings Inc.1	43,717,000	62,234
OpenTable, Inc.2,3	1,478,800	61,326
Kingboard Laminates Holdings Ltd.1	67,009,736	56,055
Monster Worldwide, Inc.3	4,216,000	49,116
Cirrus Logic, Inc.3	3,029,668	47,899
Digital River, Inc.2,3	1,984,200	47,442
PixArt Imaging Inc.1,2	8,415,000	46,668
VTech Holdings Ltd.1	4,279,000	45,609
FactSet Research Systems, Inc.	670,000	44,883
Hana Microelectronics PCL1,2	53,925,000	44,764
Renesas Electronics Corp.1,3	4,355,000	37,274
VeriFone Systems, Inc.3	1,932,400	36,580
Intersil Corp., Class A	3,003,000	36,366
Internet Brands, Inc., Class A3	3,272,895	33,809
Akamai Technologies, Inc.3	827,000	33,551
Microchip Technology Inc.	1,100,000	30,514
Novellus Systems, Inc.3	1,186,000	30,077
Tripod Technology Corp.1	7,980,000	29,603
MICROS Systems, Inc.3	919,000	29,289
Genpact Ltd.3	1,855,387	28,814
LoopNet, Inc.2,3	2,286,486	28,192
Wistron Corp.1	18,202,337	26,712
MKS Instruments, Inc.3	1,420,000	26,582
Heartland Payment Systems, Inc.	1,750,000	25,970
Avid Technology, Inc.2,3	2,039,944	25,968
Semtech Corp.3	1,580,000	25,865
Trimble Navigation Ltd.3	900,000	25,200
RichTek Technology Corp.1	2,980,000	24,983
Infotech Enterprises Ltd.1,2	6,000,000	24,325
FormFactor, Inc.3	2,215,000	23,922
Internet Capital Group, Inc.2,3	3,096,000	23,530
Quantum Corp.2,3	12,134,297	22,812
Halma PLC1	5,365,000	21,803
Net 1 UEPS Technologies, Inc.3	1,568,873	21,039
Palm, Inc.3	3,691,000	21,002
OBIC Co., Ltd.1	102,830	19,742
Kapsch TrafficCom AG1	548,989	19,553
Global Unichip Corp.1	5,203,768	18,763
SINA Corp.3	517,000	18,229
Neopost SA1	246,077	17,808
Delta Electronics (Thailand) PCL1	25,012,000	17,787
Autodesk, Inc.3	705,000	17,174
OnMobile Global Ltd.1,3	2,837,000	16,951
CoreLogic, Inc.	945,700	16,701
DTS, Inc.3	503,900	16,563
Lender Processing Services, Inc.	528,000	16,532
Comverse Technology, Inc.3	2,050,000	15,990
Green Packet Bhd.1,2,3,4	29,583,116	8,862
Green Packet Bhd.1,2,3	23,016,100	6,895
Red Hat, Inc.3	531,145	15,371
Acer Inc.1	6,262,000	14,522
Jabil Circuit, Inc.	1,044,000	13,885
Dolby Laboratories, Inc., Class A3	218,400	13,692
SuccessFactors, Inc.3	645,000	13,410
Cadence Design Systems, Inc.3	2,235,504	12,944
Micrel, Inc.	1,243,419	12,658
Renishaw PLC1	1,170,000	12,614
Finisar Corp.3	825,236	12,296
THQ Inc.3	2,738,033	11,828
Lexmark International, Inc., Class A3	344,000	11,362
Solera Holdings, Inc.	300,000	10,860
Cognex Corp.	602,900	10,599
Global Payments Inc.	290,000	10,597
Celestica Inc.3	1,300,000	10,478
KLA-Tencor Corp.	340,650	9,497
Perfect World Co., Ltd., Class B (ADR)3	404,000	8,892
Fidelity National Information Services, Inc.	315,000	8,448
Ultimate Software Group, Inc.3	250,000	8,215
Alpha and Omega Semiconductor Ltd.3	571,200	7,888
Spectris PLC1	680,000	7,832
Playtech Ltd.1	1,012,000	6,809
Redington (India) Ltd.1	723,659	5,843
SEEK Ltd.1	999,737	5,823
Wincor Nixdorf AG1	80,000	4,476
DemandTec, Inc.3	515,000	3,476
Oakton Ltd.1	1,520,000	3,030
Hutchinson Technology Inc.3	51,035	221
HSW International, Inc.3,4	81,521	167
HSW International, Inc.1,3,5	29,470	43
KAB Distribution Inc.1,2,3	9,700,000	—
		2,297,271

FINANCIALS — 11.69%
East West Bancorp, Inc.	6,937,515	105,797
Dah Sing Financial Holdings Ltd.1,2,3	16,819,400	95,360
Industrial and Commercial Bank of China (Asia) Ltd.1	34,647,537	91,536
YES BANK Ltd.1	13,229,512	75,725
Zions Bancorporation	3,145,000	67,838
Kotak Mahindra Bank Ltd.1	3,916,549	64,300
Daegu Bank, Ltd.1	4,879,110	55,362
City National Corp.	1,050,450	53,815
Hospitality Properties Trust	2,350,000	49,585
Onex Corp.	2,000,000	48,077
Cullen/Frost Bankers, Inc.	841,000	43,227
Mercury General Corp.	1,000,724	41,470
Osaka Securities Exchange Co., Ltd.1	9,630	40,830
Northwest Bancshares, Inc.	3,337,500	38,281
Genworth MI Canada Inc.	1,674,000	36,513
Robinsons Land Corp., Class B1	118,348,300	36,373
First Pacific Co. Ltd.1	53,160,000	35,969
Banco Compartamos, SA, Institución de Banca Múltiple, Class O	6,750,000	35,527
First Niagara Financial Group, Inc.	2,800,000	35,084
Portfolio Recovery Associates, Inc.3	515,000	34,392
Jammu and Kashmir Bank Ltd.1	1,900,663	33,790
Banco Cruzeiro do Sul SA, preferred nominative	5,543,100	33,781
BOK Financial Corp.	710,000	33,704
Banco Industrial e Comercial SA, preferred nominative	4,934,100	32,229
Rayonier Inc.	675,000	29,713
First Southern Bancorp, Inc.1,2,3,5	1,344,915	28,378
TISCO Financial Group PCL1	31,317,000	27,519
JSE Ltd.1	3,210,245	27,367
Banco Panamericano SA, preferred nominative	5,212,500	25,268
Duff & Phelps Corp., Class A	1,947,000	24,591
Topdanmark A/S1,3	222,900	24,377
IG Group Holdings PLC1	3,820,700	23,841
Manappuram General Finance and Leasing Ltd.1	15,430,950	23,792
Savills PLC1	5,558,898	22,759
Bolsa Mexicana de Valores, SAB de CV, Series A	14,240,000	22,220
Banco ABC Brasil SA, preferred nominative	3,270,700	22,034
National Financial Partners Corp.2,3	2,144,800	20,955
Ascendas India Trust1	31,124,000	20,842
Midland Holdings Ltd.1	25,000,000	20,498
Umpqua Holdings Corp.	1,568,176	18,003
Central Pattana PCL1	29,016,000	17,726
Home Federal Bancorp, Inc.2	1,384,249	17,483
Busan Bank1	1,920,000	17,237
National Penn Bancshares, Inc.	2,781,549	16,717
Bank of Ireland1,3	20,087,500	16,517
Gruppo MutuiOnline SpA1,2	2,804,991	16,505
CapitalSource Inc.	3,300,000	15,708
Indiabulls Real Estate Ltd.1,3	4,700,000	15,689
Home BancShares, Inc.	660,000	15,055
PacWest Bancorp	800,000	14,648
AEON Mall Co., Ltd.1	705,000	13,989
Indiabulls Financial Services Ltd.1	4,584,800	13,874
Eaton Vance Corp., nonvoting shares	500,000	13,805
SVB Financial Group3	333,400	13,746
Banque Cantonale Vaudoise1	30,850	12,695
Azimut Holding SpA1	1,521,607	12,551
Redwood Trust, Inc.3	850,000	12,444
Banco Daycoval SA, preferred nominative	2,539,300	12,380
Starwood Property Trust, Inc.	725,000	12,289
CenterState Banks, Inc.	1,210,400	12,213
First Horizon National Corp.3	1,059,613	12,133
First American Financial Corp.	945,700	11,991
Hellenic Exchanges SA1	2,259,000	11,904
Territorial Bancorp Inc.2	616,800	11,688
Hung Poo Real Estate Development Corp.1	9,317,250	11,486
Paraná Banco SA, preferred nominative	2,318,400	10,918
Kiatnakin Bank PCL1	12,200,000	10,194
First Michigan Bancorp, Inc.1,3,5	1,650,000	9,900
Oslo Børs VPS Holding ASA1	1,002,335	9,395
Land and Houses PCL, nonvoting depository receipt1	56,718,700	9,186
Frasers Centrepoint Trust1	9,800,000	9,056
Colony Financial, Inc.	490,000	8,281
Jyske Bank A/S1,3	258,619	7,514
China Real Estate Information Corp. (ADR)3	906,100	7,203
BaoViet Holdings1	2,937,520	7,017
Dolphin Capital Investors Ltd.1,3	10,942,723	5,924
eHealth, Inc.3	480,000	5,458
Islamic Arab Insurance Co. (Salama)1,3	21,700,000	3,971
Cathay Real Estate Development Co. Ltd.1,3	6,675,000	2,314
Bajaj Holdings & Investment Ltd.1	132,127	1,965
		2,061,491

HEALTH CARE — 9.79%
Thoratec Corp.2,3	3,201,500	136,800
Cochlear Ltd.1	1,754,954	109,319
Inverness Medical Innovations, Inc.3	3,136,471	83,618
American Medical Systems Holdings, Inc.3	3,703,000	81,910
Endo Pharmaceuticals Holdings Inc.3	3,308,100	72,183
Hikma Pharmaceuticals PLC1	6,769,153	71,766
Myriad Genetics, Inc.3	3,832,000	57,288
Integra LifeSciences Holdings Corp.3	1,382,590	51,156
Fisher & Paykel Healthcare Corp. Ltd.1	23,121,000	49,230
Intuitive Surgical, Inc.3	155,000	48,921
Ansell Ltd.1	3,950,000	43,383
ResMed Inc.3	607,000	36,912
ResMed Inc. (CDI)1,3	990,000	6,002
ZOLL Medical Corp.2,3	1,495,283	40,522
Auxilium Pharmaceuticals, Inc.3	1,596,000	37,506
Volcano Corp.3	1,645,000	35,894
Ipca Laboratories Ltd.1	5,640,000	35,142
athenahealth, Inc.3	1,335,000	34,884
Amylin Pharmaceuticals, Inc.3	1,813,000	34,084
Genomma Lab Internacional, SAB de CV, Series B3	9,172,100	30,460
Bangkok Dusit Medical Services PCL1	33,161,200	29,798
Hologic, Inc.3	1,965,000	27,372
Martek Biosciences Corp.3	1,132,500	26,852
Tecan Group AG1	415,586	26,385
Illumina, Inc.3	590,000	25,683
Emeritus Corp.3	1,530,000	24,954
RHÖN-KLINIKUM AG, non-registered shares1	1,115,000	24,766
Insulet Corp.3	1,645,000	24,757
Covance Inc.3	480,000	24,634
Sysmex Corp.1	426,000	24,192
Invacare Corp.	1,089,400	22,594
Nakanishi Inc.1	262,300	22,459
Greatbatch, Inc.3	990,400	22,096
NuVasive, Inc.3	596,836	21,164
Virbac SA1	183,000	19,440
MEDICA SA1,3	1,070,000	19,269
JSC Pharmstandard (GDR)1,3	842,651	18,382
Odontoprev SA, ordinary nominative	521,900	18,187
Abaxis, Inc.3	834,700	17,888
SonoSite, Inc.3	636,474	17,255
Tsumura & Co.1	490,000	15,018
Sonic Healthcare Ltd.1	1,552,967	13,527
Mettler-Toledo International Inc.3	115,000	12,837
Eurand NV3	1,316,362	12,756
Vital Images, Inc.2,3	792,000	10,098
TECHNE Corp.	175,000	10,054
Bumrungrad Hospital PCL1	10,167,950	9,708
Team Health Holdings, Inc.3	750,000	9,690
DexCom, Inc.3	815,000	9,421
EGIS Nyrt.1	107,000	8,613
Movetis NV1,3	693,000	7,477
ArthroCare Corp.3	200,000	6,130
Beckman Coulter, Inc.	98,300	5,927
Array BioPharma Inc.3	1,920,000	5,856
Cooper Companies, Inc.	140,900	5,606
Wright Medical Group, Inc.3	285,000	4,734
Piramal Healthcare Ltd.1	459,000	4,722
Merck Ltd.1	299,383	4,675
TranS1 Inc.2,3	1,585,799	4,139
Laboratorios Farmacéuticos ROVI, SA1	710,000	4,015
Newron Pharmaceuticals SpA1,2,3	257,000	1,590
Newron Pharmaceuticals SpA1,2,3,4	142,000	878
Krka, dd, Novo mesto1	27,820	2,221
Vision-Sciences, Inc.3	1,247,237	1,235
Exiqon A/S1,3	360,368	413
Allied Medical Ltd.1,3,5	147,030	2
		1,726,449

MATERIALS — 7.21%
Yingde Gases Group Co. Ltd.1,3	68,670,500	68,002
African Minerals Ltd.1,3	10,898,821	58,026
AptarGroup, Inc.	1,484,682	56,151
Rhodia SA1	3,196,043	52,598
FUCHS PETROLUB AG1	541,360	46,882
Aquarius Platinum Ltd.1	5,484,207	26,807
Aquarius Platinum Ltd. (GBP denominated)1	3,862,983	18,740
Talvivaara Mining Co. PLC1,3	8,375,977	45,199
Jaguar Mining Inc.2,3	5,035,000	44,696
James Hardie Industries SE1,3	8,245,000	42,942
OCI Co. Ltd.1	193,329	38,985
Scotts Miracle-Gro Co., Class A	825,000	36,638
OCI Materials Co., Ltd.1	370,000	35,554
Centamin Egypt Ltd.1,3	14,264,542	34,718
Centamin Egypt Ltd. (CAD denominated)3	3,000	7
Bemis Co., Inc.	1,225,000	33,075
Gem Diamonds Ltd.1,2,3	9,850,000	30,716
Midas Holdings Ltd.1	45,417,000	29,417
China Forestry Holdings Co., Ltd.1	78,236,000	28,065
Croda International PLC1	1,875,000	28,037
Petropavlovsk PLC1	1,553,901	27,372
Martin Marietta Materials, Inc.	300,000	25,443
Lynas Corp. Ltd.1,3	54,976,902	24,947
Eastern Platinum Ltd.3	24,721,450	22,526
Eastern Platinum Ltd.3,4	2,500,000	2,278
Huabao International Holdings Ltd.1	17,050,000	21,800
Symrise AG1	1,042,500	21,537
RPM International, Inc.	1,200,000	21,408
Pactiv Corp.3	757,000	21,082
LANXESS AG1	500,000	21,072
China Shanshui Cement Group Ltd.1	46,311,000	20,527
Buzzi Unicem SpA1	2,043,000	20,485
Kenmare Resources PLC1,3	95,876,802	17,794
Kenmare Resources PLC1,3,4	14,095,980	2,616
Cheil Industries Inc.1	260,000	19,917
Mineral Deposits Ltd.1,3	14,943,608	11,751
Mineral Deposits Ltd. (CAD denominated)3	10,128,000	7,706
Global Iron Ltd.2,3	50,454,545	19,112
PT Indocement Tunggal Prakarsa Tbk1	10,995,000	18,937
Siam City Cement PCL1	2,596,864	17,033
Siam City Cement PCL, nonvoting depository receipt1	57,136	375
Sino-Forest Corp.3	900,000	12,791
Yamana Gold Inc.	1,200,000	12,309
Gold Wheaton Gold Corp.3,4	4,244,000	9,847
Gold Wheaton Gold Corp.3	1,000,000	2,320
Sika AG, non-registered shares1	6,750	11,930
AK Steel Holding Corp.	905,000	10,788
Sundance Resources Ltd.1,3	117,875,000	10,319
PT Indah Kiat Pulp & Paper Tbk1,3	47,250,000	9,528
Calgon Carbon Corp.3	600,000	7,944
Obtala Resources PLC1,2,3	8,500,000	4,063
Obtala Resources PLC1,2,3,4	7,950,000	3,800
Bellzone Mining PLC1,3	13,400,000	7,762
Titan Cement Co. SA1	400,000	7,497
TFS Corporation Ltd1	9,851,120	6,943
Rusoro Mining Ltd.2,3,4	20,000,000	4,039
Rusoro Mining Ltd.2,3	7,941,000	1,604
STR Holdings, Inc.3	300,000	5,640
Cape Lambert Resources Ltd.1,3	16,500,000	4,437
Mountain Province Diamonds Inc.1,3,4	1,904,762	4,103
J.K. Cement Ltd.1	945,000	3,797
Birla Corp. Ltd.1	484,500	3,725
Vatukoula Gold Mines PLC1,3,4	106,650,000	3,115
Cementir Holding SpA1	1,079,259	2,838
Zoloto Resources Ltd.1,2,3	7,508,968	48
		1,272,160

ENERGY — 5.76%
Pacific Rubiales Energy Corp.3	4,875,400	109,273
Niko Resources Ltd.	920,000	85,566
Concho Resources Inc.3	1,483,100	82,060
Heritage Oil Ltd.1,3	13,013,500	76,079
Banpu PCL1	3,617,500	67,453
FMC Technologies, Inc.3	1,115,000	58,716
Core Laboratories NV	378,090	55,810
Gulf Keystone Petroleum Ltd.1,2,3,4	51,987,632	52,416
Zhaikmunai LP (GDR)1,3,4	5,540,000	40,930
Zhaikmunai LP (GDR)1,3	353,650	2,613
Petroleum Development Corp.2,3	1,537,000	39,378
Cimarex Energy Co.	531,500	38,045
Uranium One Inc.3	12,545,500	30,523
Centennial Coal Co. Ltd.1	5,927,391	21,939
Bill Barrett Corp.3	700,000	21,539
Petroceltic International PLC1,2,3	137,014,652	20,468
Exillon Energy PLC1,3	6,852,660	18,691
Karoon Gas Australia Ltd.1,3	3,500,000	17,388
Rosetta Resources Inc.3	875,000	17,334
Miclyn Express Offshore Ltd.1,3	13,550,000	16,439
Wellstream Holdings PLC1	1,836,886	13,562
Eurasia Drilling Co. Ltd. (GDR)1	690,000	13,277
Resolute Energy Corp.3	1,025,000	12,546
Harvest Natural Resources, Inc.3	1,650,000	12,160
Gran Tierra Energy Inc.3	2,450,000	12,152
Value Creation Inc.1,3,5	4,529,354	11,489
WorleyParsons Ltd.1	589,556	10,894
Borders & Southern Petroleum PLC1,3	10,017,000	10,261
Oceaneering International, Inc.3	205,000	9,204
Regal Petroleum PLC1,2,3	21,693,000	8,642
Schoeller-Bleckmann Oilfield Equipment AG1	173,000	7,859
Maple Energy PLC1,2,3	9,390,000	6,524
Petroleum Geo-Services ASA1,3	760,000	6,344
BNK Petroleum Inc.3,4	2,000,000	3,476
BNK Petroleum Inc.3	1,590,380	2,764
Polo Resources Ltd.1,3	43,046,700	2,312
High Arctic Energy Services Inc.3	1,923,000	361
		1,016,487

CONSUMER STAPLES — 4.65%
Alberto-Culver Co.	2,690,000	72,872
Lindt & Sprüngli AG, participation certificate1	15,521	33,703
Lindt & Sprüngli AG1	1,369	33,545
Drogasil SA, ordinary nominative2	3,253,500	62,186
China Yurun Food Group Ltd.1	17,160,000	53,717
Ralcorp Holdings, Inc.3	748,000	40,990
Hite Brewery Co., Ltd.1	305,000	36,217
ARYZTA AG1	858,000	32,374
Colgate-Palmolive (India) Ltd.1	1,689,824	30,189
TreeHouse Foods, Inc.3	650,000	29,679
Kernel Holding SA1,3	1,664,150	29,410
Godrej Consumer Products Ltd.1	3,978,150	29,235
Emami Ltd.1	1,640,000	27,431
Davide Campari-Milano SpA1	5,120,000	25,116
Strauss Group Ltd.1	1,863,350	24,859
CP ALL PCL1	25,948,500	22,837
Nong Shim Co., Ltd.1	113,716	21,313
Asian Citrus Holdings Ltd.1	29,928,000	20,832
Emmi AG1	136,100	20,475
MARR SpA1	2,462,365	18,408
Church & Dwight Co., Inc.	290,174	18,197
Hypermarcas SA, ordinary nominative3	1,400,000	17,979
GlaxoSmithKline Consumer Healthcare Ltd.1	417,397	16,203
AMOREPACIFIC Corp.1	17,600	14,960
Coca-Cola Icecek AS, Class C1	1,672,785	14,877
Thai Union Frozen Products PCL1	10,800,000	14,735
Poslovni sistem Mercator, dd1	62,112	11,993
Pantry, Inc.3	685,000	9,665
Wumart Stores, Inc., Class H1	5,205,000	9,325
Philip Morris CR as1	22,200	9,251
Origin Enterprises PLC1	3,213,300	9,182
Tassal Group Ltd.1	6,500,000	7,677
		819,432

UTILITIES — 1.83%
Xinao Gas Holdings Ltd.1,2	69,350,000	150,820
Hyflux Ltd1	15,602,000	36,023
Glow Energy PCL1	26,687,100	30,491
AES Tietê SA, preferred nominative	2,268,800	26,082
KSK Energy Ventures Ltd.1,3	5,700,000	20,744
Manila Water Co., Inc.1	41,200,000	14,415
CESC Ltd.1	1,746,400	14,173
Greenko Group PLC1,3	4,214,000	9,295
Indiabulls Power Ltd.1,3	12,947,069	8,593
Thai Tap Water Supply PCL1	49,600,000	6,790
Acea SpA1,3	602,485	5,960
		323,386

TELECOMMUNICATION SERVICES — 1.18%
tw telecom inc.3	5,635,000	93,992
Cellcom Israel Ltd. (ILS denominated)1	770,028	19,211
Cellcom Israel Ltd.	755,570	18,889
Partner Communications Co. Ltd.1	1,521,000	23,385
Partner Communications Co. Ltd. (ADR)	225,000	3,434
Total Access Communication PCL1	17,046,000	19,261
Daisy Group PLC1,3,4	10,000,000	15,036
Globe Telecom, Inc.1	526,867	10,086
StarHub Ltd1	3,246,840	5,211
		208,505

MISCELLANEOUS — 5.00%
Other common stocks in initial period of acquisition		881,714

Total common stocks (cost: $13,950,263,000)		15,967,948

Warrants — 0.03%

INDUSTRIALS — 0.02%
Goodpack Ltd., warrants, expire 20122,3	5,272,000	3,843

FINANCIALS — 0.00%
PacWest Bancorp, Series B, warrants, expire 20101,3	428,500	167

HEALTH CARE — 0.00%
BG Medicine, Inc., warrants, expire 20201,3,5	28,846	103
Fluidigm Corp., warrant, expires 20191,2,3,5	1	—
		103

MATERIALS — 0.00%
Gold Wheaton Gold Corp., warrants, expire 20133,4	372,000	68
Gold Wheaton Gold Corp., warrants, expire 20111,3,4	1,750,000	22

		90

MISCELLANEOUS — 0.01%
Other warrants in initial period of acquisition		1,626

Total warrants (cost: $882,000)		5,829

	Shares or
Convertible securities — 0.46%	principal amount

FINANCIALS — 0.21%
Oriental Financial Group Inc., convertible preferred1,4	25,530	19,624
Synovus Financial Corp. 8.25% convertible preferred 2013, units3	522,700	12,927
National Financial Partners Corp. 4.00% convertible notes 20172,4	$4,000,000	3,800
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3,5	2,299	2,299
		38,650

HEALTH CARE — 0.17%
Fluidigm Corp., Series E, convertible preferred1,2,3,5	1,309,740	15,829
BG Medicine, Inc. 12.00% convertible notes 20111,5	$250,000	250
BG Medicine, Inc., Series D, convertible preferred1,3,5	1,538,462	13,754
		29,833

INDUSTRIALS — 0.04%
AMR Corp. 6.25% convertible notes 2014	$7,000,000	6,702

ENERGY — 0.03%
Harvest Natural Resources, Inc. 8.25% convertible notes 2013	$3,000,000	4,444

TELECOMMUNICATION SERVICES — 0.01%
tw telecom inc. 2.375% convertible debentures 2026	$1,600,000	1,740

CONSUMER DISCRETIONARY — 0.00%
Spot Runner, Inc., Series C, convertible preferred1,3,5	1,626,016	414

Total convertible securities (cost: $90,583,000)		81,783

	Principal amount
Bonds & notes — 1.45%	(000)

BONDS & NOTES OF U.S. GOVERNMENT — 1.36%
U.S. Treasury 3.50% 2020	$229,635	240,345

FINANCIALS — 0.09%
Zions Bancorporation 5.65% 2014	704	$648
Zions Bancorporation 5.50% 2015	3,510	3,171
Zions Bancorporation 6.00% 2015	8,086	7,338
CIT Group Inc., Term Loan 2A, 9.50% 20126,7,8	4,714	4,812
		15,969

Total bonds & notes (cost: $250,238,000)		256,314

Short-term securities — 7.85%

Freddie Mac 0.15%–0.265% due 7/14–12/21/2010	414,930	414,756
Fannie Mae 0.15%–0.30% due 7/14/2010–1/18/2011	253,900	253,824
U.S. Treasury Bills 0.09%–0.305% due 8/12–8/26/2010	145,400	145,378
Bank of Nova Scotia 0.19%–0.25% due 7/1–7/23/2010	99,800	99,794
Québec (Province of) 0.22%–0.27% due 7/30–9/16/20104	70,500	70,442
GDF SUEZ 0.34% due 7/7/20104	63,400	63,396
Straight-A Funding LLC 0.26%–0.33% due 7/16–8/13/20104	61,300	61,289
General Electric Co. 0.08% due 7/1/2010	52,800	52,800
Credit Agricole North America, Inc. 0.275% due 7/16/2010	50,000	49,993
UBS Finance (Delaware) LLC 0.295% due 7/14/2010	49,100	49,094
National Australia Funding (Delaware) Inc. 0.265% due 7/6/20104	43,900	43,898
BNP Paribas Finance Inc. 0.27% due 7/13/2010	34,800	34,796
HSBC USA Inc. 0.30% due 7/13/2010	25,000	24,997
Jupiter Securitization Co., LLC 0.35% due 7/14/20104	19,500	19,497

Total short-term securities (cost: $1,383,903,000)		1,383,954

Total investment securities (cost: $15,675,869,000)		17,695,828
Other assets less liabilities		(56,932)

Net assets		$17,638,896

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $8,141,119,000, which represented 46.15% of the net assets of the fund. This amount includes $8,003,526,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
3Security did not produce income during the last 12 months.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $487,644,000, which represented 2.76% of the net assets of the fund.
5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

First Southern Bancorp, Inc.	12/17/2009	$28,378	$28,378	.16%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	2,299	2,299	.01
Fluidigm Corp., Series E, convertible preferred	12/21/2006–11/16/2009	18,337	15,829	.09
Fluidigm Corp., warrant, expires 2019	8/17/2009	—	—	.00
BG Medicine, Inc., Series D, convertible preferred	7/9/2008	10,000	13,754	.08
BG Medicine, Inc. 12.00% convertible notes 2011	3/30/2010	250	250	.00
BG Medicine, Inc., warrants, expire 2020	3/30/2010	$—	$103	.00%
Value Creation Inc.	8/25/2005–9/1/2006	33,229	11,489	.07
First Michigan Bancorp, Inc.	4/28/2010	9,900	9,900	.06
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	759	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	414	.00
HSW International, Inc.	12/17/2007	907	43	.00
Mobile Travel Guide, Inc.	12/17/2007	24	35	.00
Allied Medical Ltd.	8/26/2005–11/15/2005	8	2	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	—	.00

Total restricted securities		$145,903	$83,255	.47%

6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,812,000, which represented .03% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts	GDR = Global Depositary Receipts	GBP = British pounds
BDR = Brazilian Depositary Receipts	TDR = Taiwanese Depositary Receipts	ILS = Israeli shekels
CDI = CREST Depository Interest	CAD = Canadian dollars

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2010, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 6/30/10 (000)

Xinao Gas Holdings Ltd.	72,350,000	—	3,000,000	69,350,000	$1,932	$150,820
Thoratec Corp.	3,076,500	125,000	—	3,201,500	—	136,800
Jain Irrigation Systems Ltd.	4,674,949	—	340,000	4,334,949	—	99,069
Dah Sing Financial Holdings Ltd.	14,557,000	2,262,400	—	16,819,400	—	95,360
Hittite Microwave Corp.	1,765,000	194,000	—	1,959,000	—	87,646
AVEVA Group PLC	5,225,000	—	1,363,000	3,862,000	1,045	64,665
Lions Gate Entertainment Corp.	9,000,000	100,000	—	9,100,000	—	63,518
Drogasil SA, ordinary nominative	2,791,900	1,035,900	574,300	3,253,500	615	62,186
OpenTable, Inc.	—	1,478,800	—	1,478,800	—	61,326
Jumbo SA	9,689,912	—	440,034	9,249,878	2,862	56,047
Gulf Keystone Petroleum Ltd.	37,087,632	14,900,000	—	51,987,632	—	52,416
ASOS PLC	2,905,000	2,021,262	884,037	4,042,225	—	51,467
Digital River, Inc.	2,982,700	133,600	1,132,100	1,984,200	—	47,442
PixArt Imaging Inc.	—	8,415,000	—	8,415,000	—	46,668
Hana Microelectronics PCL	53,925,000	—	—	53,925,000	2,083	44,764
Jaguar Mining Inc.*	1,824,900	3,210,100	—	5,035,000	—	44,696
ZOLL Medical Corp.	1,121,183	374,100	—	1,495,283	—	40,522
Ekornes ASA	2,937,598	—	917,848	2,019,750	1,942	39,381
Petroleum Development Corp.	—	1,537,000	—	1,537,000	—	39,378
Blue Nile, Inc.	829,140	—	—	829,140	—	39,036
Mobile Mini, Inc.	—	2,221,600	—	2,221,600	—	36,168
Fourlis	4,074,000	—	41,700	4,032,300	1,123	35,380
Goodpack Ltd.	26,360,000	—	—	26,360,000	569	31,370
Goodpack Ltd., warrants, expire 2012	—	5,272,000	—	5,272,000	—	3,843
Goodpack Ltd., rights, expire 2009	—	5,272,000	5,272,000	—	—	—
Interline Brands, Inc.*	211,377	1,670,623	—	1,882,000	—	32,540
CKX, Inc.	—	12,500,000	6,250,000	6,250,000	—	31,187
Ennis, Inc.	2,065,810	—	—	2,065,810	961	31,008
Gem Diamonds Ltd.	800,000	9,484,551	434,551	9,850,000	—	30,716
Gem Diamonds Ltd.	2,953,639	—	2,953,639	—	—	—
First Southern Bancorp, Inc.	—	1,344,915	—	1,344,915	—	28,378
First Southern Bancorp, Inc.,
Series C, convertible preferred	—	2,299	—	2,299	—	2,299
Exponent, Inc.	936,400	—	—	936,400	—	30,639
American Axle & Manufacturing Holdings, Inc.	1,800,000	2,200,000	62,300	3,937,700	—	28,863
LoopNet, Inc.	2,444,035	319,405	476,954	2,286,486	—	28,192
Masterskill Education Group Bhd.	—	24,300,000	—	24,300,000	—	27,771
Northgate PLC	10,581,804	443,501	398,500	10,626,805	—	27,343
Avid Technology, Inc.	1,633,400	406,544	—	2,039,944	—	25,968
BrisConnections Unit Trusts	27,300,000	—	—	27,300,000	—	25,278
National Financial Partners Corp.	—	2,144,800	—	2,144,800	—	20,955
National Financial Partners Corp.
4.00% convertible notes 2017	—	4,000,000	—	4,000,000	7	3,800
Infotech Enterprises Ltd.	3,000,000	3,000,000	—	6,000,000	133	24,325
Internet Capital Group, Inc.	3,096,000	—	—	3,096,000	—	23,530
Quantum Corp.	—	12,134,297	—	12,134,297	—	22,812
Petroceltic International PLC	68,700,000	70,024,000	1,709,348	137,014,652	—	20,468
Domino’s Pizza Enterprises Ltd.	4,759,100	—	276,800	4,482,300	257	19,619
Global Iron Ltd.	—	50,454,545	—	50,454,545	—	19,112
Houston Wire & Cable Co.	1,678,900	—	—	1,678,900	428	18,216
Home Federal Bancorp, Inc.	1,384,249	—	—	1,384,249	228	17,483
Gruppo MutuiOnline SpA	3,160,000	—	355,009	2,804,991	1,287	16,505
Fluidigm Corp., Series E, convertible preferred	1,251,055	58,685	—	1,309,740	—	15,829
Fluidigm Corp., warrant, expires 2019	1	—	—	1	—	—
Fluidigm Corp. 14.06% convertible notes 2009	$794,292	—	$794,292	—	16	—
Standard Parking Corp.*	30,400	967,600	—	998,000	—	15,798
Green Packet Bhd.	—	29,583,116	—	29,583,116	—	8,862
Green Packet Bhd.	—	23,016,100	—	23,016,100	—	6,895
Douglas Dynamics, Inc.	—	1,175,000	—	1,175,000	—	13,513
National American University Holdings, Inc.	—	1,515,000	—	1,515,000	—	13,196
Territorial Bancorp Inc.	782,500	—	165,700	616,800	71	11,688
Vital Images, Inc.	792,000	—	—	792,000	—	10,098
SAF-HOLLAND SA, non-registered shares	—	1,549,766	—	1,549,766	—	9,807
Cpl Resources PLC	2,975,986	—	—	2,975,986	129	9,258
Fluid Music Canada, Inc.	—	12,750,000	6,375,000	6,375,000	—	9,162
Bloomsbury Publishing PLC	5,405,000	—	—	5,405,000	352	9,118
Regal Petroleum PLC	21,693,000	—	—	21,693,000	—	8,642
Obtala Resources PLC	7,000,000	1,500,000	—	8,500,000	—	4,063
Obtala Resources PLC	7,950,000	—	—	7,950,000	—	3,800
Maple Energy PLC	—	9,390,000	—	9,390,000	—	6,524
Rusoro Mining Ltd.	20,000,000	—	—	20,000,000	—	4,039
Rusoro Mining Ltd.	19,297,000	—	11,356,000	7,941,000	—	1,604
TranS1 Inc.	1,620,000	—	34,201	1,585,799	—	4,139
Newron Pharmaceuticals SpA	257,000	—	—	257,000	—	1,590
Newron Pharmaceuticals SpA	—	142,000	—	142,000	—	878
Imagelinx PLC	21,385,714	—	—	21,385,714	—	879
Zoloto Resources Ltd.	8,175,000	8,175,000	8,841,032	7,508,968	—	48
CEC Unet PLC	35,100,775	—	—	35,100,775	—	—
KAB Distribution Inc.	9,700,000	—	—	9,700,000	—	—
African Minerals Ltd.†	10,676,082	799,918	577,179	10,898,821	—	—
American Medical Systems Holdings, Inc.†	3,935,400	369,328	601,728	3,703,000	—	—
Astaldi SpA†	5,344,954	—	5,344,954	—	461	—
austriamicrosystems AG, non-registered shares†	715,000	—	715,000	—	—	—
Beacon Roofing Supply, Inc.†	2,504,225	—	1,144,225	1,360,000	—	—
BG Medicine, Inc., Series D,
convertible preferred†	1,538,462	—	—	1,538,462	—	—
BG Medicine, Inc. 12.00%
convertible notes 2011†	—	$250,000	—	$250,000	7	—
BG Medicine, Inc., warrants, expire 2020†	—	28,846	—	28,846	—	—
Bowne & Co., Inc.*†	1,736,682	863,318	2,600,000	—	275	—
Cirrus Logic, Inc.†	—	3,479,668	450,000	3,029,668	—	—
Dolphin Capital Investors Ltd.†	36,765,400	—	25,822,677	10,942,723	—	—
Domino’s Pizza UK & IRL PLC†	8,286,034	390,000	6,256,034	2,420,000	279	—
East West Bancorp, Inc.†	1,783,600	8,143,964	2,990,049	6,937,515	53	—
East West Bancorp, Inc.†	—	8,143,964	8,143,964	—	137	—
East West Bancorp, Inc. 13.00%
convertible preferred†	—	48,286	48,286	—	—	—
eHealth, Inc.†	1,504,054	885,000	1,909,054	480,000	—	—
Fisher & Paykel Healthcare Corp. Ltd.†	26,890,690	512,800	4,282,490	23,121,000	2,201	—
Frigoglass SAIC†	2,067,833	—	240,740	1,827,093	—	—
Glacier Bancorp, Inc.†	3,959,000	—	3,959,000	—	515	—
Grontmij NV, depository receipts†	1,107,000	—	950,909	156,091	377	—
Integra LifeSciences Holdings Corp.†	1,604,890	84,400	306,700	1,382,590	—	—
Ipca Laboratories Ltd.†	1,794,000	7,176,000	3,330,000	5,640,000	347	—
Kenmare Resources PLC†	55,956,000	39,920,802	—	95,876,802	—	—
Kenmare Resources PLC†	—	14,095,980	—	14,095,980	—	—
Kingboard Chemical Holdings Ltd.†	55,295,200	—	19,910,100	35,385,100	2,431	—
LECG Corp.†	1,863,800	—	1,863,800	—	—	—
Live Nation Entertainment, Inc.†	5,782,000	—	5,782,000	—	—	—
Lonrho PLC†	42,015,000	12,300,000	54,315,000	—	—	—
Manila Water Co., Inc.†	111,206,800	—	70,006,800	41,200,000	449	—
MARR SpA†	3,380,063	—	917,698	2,462,365	1,210	—
Mineral Deposits Ltd.†	16,142,844	—	1,199,236	14,943,608	—	—
Mineral Deposits Ltd. (CAD denominated)†	12,400,000	—	2,272,000	10,128,000	—	—
Nakanishi Inc.†	557,100	—	294,800	262,300	453	—
Ono Sokki Co., Ltd.†	1,609,000	—	1,609,000	—	42	—
Pantaloon Retail (India) Ltd.†	8,524,816	—	—	8,524,816	110	—
Pantaloon Retail (India) Ltd., Class B†	551,250	—	—	551,250	8	—
Redwood Trust, Inc.†	4,450,000	—	3,600,000	850,000	—	—
Resources Connection, Inc.†	3,477,500	—	2,204,255	1,273,245	—	—
Rockhopper Exploration PLC†	—	11,000,000	11,000,000	—	—	—
SkillSoft PLC (ADR)†	6,289,000	—	6,289,000	—	—	—
SonoSite, Inc.†	1,354,100	—	717,626	636,474	—	—
SVB Financial Group†	1,789,000	—	1,455,600	333,400	—	—
Techwell, Inc.†	825,000	425,000	1,250,000	—	—	—
Ten Alps PLC†	3,439,001	—	—	3,439,001	—	—
Trinity Ltd.†	82,337,500	—	31,535,600	50,801,900	739	—
Veeco Instruments Inc.†	2,566,396	—	2,566,396	—	—	—
Vision-Sciences, Inc.†	2,200,000	—	952,763	1,247,237	—	—
Volcano Corp.†	2,991,900	—	1,346,900	1,645,000	—	—
					$26,134	$2,156,405

*This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2009; it was not publicly disclosed.
†Unaffiliated issuer at 6/30/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Industrials	$1,071,904	$1,628,108	*	$—	$2,700,012
Consumer discretionary	1,316,510	1,334,575	*	9,956	2,661,041
Information technology	1,473,755	823,473	*	43	2,297,271
Financials	1,076,264	946,949	*	38,278	2,061,491
Health care	1,154,057	572,390	*	2	1,726,449
Materials	357,404	900,286	*	14,470	1,272,160
Energy	590,907	414,091	*	11,489	1,016,487
Consumer staples	251,568	567,864	*	—	819,432
Utilities	26,082	297,304	*	—	323,386
Telecommunication services	116,315	92,190	*	—	208,505
Miscellaneous	444,525	437,189	*	—	881,714
Warrants	5,537	189		103	5,829
Convertible securities	12,927	36,310		32,546	81,783
Bonds & notes	—	256,314		—	256,314
Short-term securities	—	1,383,954		—	1,383,954
Total	$7,897,755	$9,691,186		$106,887	$17,695,828

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $8,003,526,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2010 (dollars in thousands):

	Beginning value	Net purchases	Net realized	Net unrealized	Net transfers	Ending value
	at 10/1/2009	and sales	loss	appreciation	out of Level 3†	at 6/30/2010

Investment securities	$60,321	$91,405	$(10,401)	$48,432	$(82,870)	$106,887

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands):						$(12,026)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,404,729
Gross unrealized depreciation on investment securities	(1,550,433)
Net unrealized appreciation on investment securities	1,854,296
Cost of investment securities for federal income tax purposes	15,841,532

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-935-0810O-S25510

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 27, 2010

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 27, 2010